Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 28.7%
ADTRAN Holdings, Inc.
(a)
.............. 7,940 $ 66,140
Arista Networks, Inc.
(a)
................ 52,644 5,818,741
Calix, Inc.
(a)
........................ 16,564 577,587
Ciena Corp.
(a)
...................... 77,120 6,540,547
Cisco Systems, Inc. .................. 96,318 5,702,026
Clearfield, Inc.
(a) (b)
.................... 1,798 55,738
CommScope Holding Co., Inc.
(a)
.......... 14,488 75,482
Extreme Networks, Inc.
(a)
............... 37,021 619,732
Infinera Corp.
(a) (b)
.................... 57,994 381,021
Juniper Networks, Inc. ................ 70,897 2,655,093
Motorola Solutions, Inc. ............... 11,809 5,458,474
Nokia OYJ , ADR, NVS ................ 1,236,440 5,477,429
Telefonaktiebolaget LM Ericsson , ADR ..... 159,804 1,288,020
34,716,030
IT Services — 4.6%
Fastly, Inc. , Class A
(a)
................. 594,624 5,613,251
Semiconductors & Semiconductor Equipment — 12.5%
Credo Technology Group Holding Ltd.
(a)
..... 60,273 4,050,948
Marvell Technology, Inc. ............... 50,693 5,599,042
QUALCOMM, Inc. ................... 35,324 5,426,473
15,076,463
Software — 0.3%
A10 Networks, Inc. ................... 7,844 144,329
Radware Ltd.
(a)
..................... 8,671 195,358
339,687
Specialized REITs — 47.6%
American Tower Corp. ................ 62,861 11,529,336
Crown Castle, Inc. ................... 126,503 11,481,412
Digital Realty Trust, Inc. ............... 67,015 11,883,770
Equinix, Inc. ....................... 12,888 12,151,967
SBA Communications Corp. ............ 26,059 5,310,824
Security
Shares
Shares Value
Specialized REITs (continued)
Uniti Group, Inc. .................... 927,086 $ 5,098,973
57,456,282
Technology Hardware, Storage & Peripherals — 6.0%
NetApp, Inc. ....................... 42,470 4,929,917
Super Micro Computer, Inc.
(a) (b)
........... 74,339 2,265,853
7,195,770
Total Long-Term Investments — 99 .7%
(Cost: $ 111,137,968 ) .............................. 120,397,483
Short-Term Securities
Money Market Funds — 2.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 2,622,573 2,623,884
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 191,545 191,545
Total Short-Term Securities — 2 .3%
(Cost: $ 2,815,325 ) ............................... 2,815,429
Total Investments — 102 .0%
(Cost: $ 113,953,293 ) .............................. 123,212,912
Liabilities in Excess of Other Assets — (2.0) % ............. (2,408,101)
Net Assets — 100.0% ...............................
$ 120,804,811
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 92,709 $ 2,531,393
(a)
$ — $ (201) $ (17) $ 2,623,884 2,622,573 $ 6,341
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 46,037 145,508
(a)
— — — 191,545 191,545 3,216 —
$ (201) $ (17) $ 2,815,429 $ 9,557 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 3 03/21/25 $ 108 $ (3,362)
Russell 2000 Micro E-Mini Index ................................................ 10 03/21/25 112 (6,005)
S&P 500 Micro E-Mini Index ................................................... 6 03/21/25 178 (4,742)
$ (14,109)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 120,397,483 $ — $ — $ 120,397,483
Short-Term Securities
Money Market Funds ...................................... 2,815,429 — — 2,815,429
$ 123,212,912 $ — $ — $ 123,212,912
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (14,109) $ — $ — $ (14,109)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
NVS Non-Voting Shares
REIT Real Estate Investment Trust